STOCK BASED COMPENSATION (Tables)	24 Months Ended
Dec. 31, 2011
Stock Based Compensation [Abstract]
Schedule of the weighted-average assumptions used to value option grants

	2010
Expected Volatility	47.94%
Risk free interest rate	1.63%
Expected term	3.75	years
Vesting period	4	years
Contractual term	4	years
Weighted average fair value	$0.14

Activity in the Company's Stock Option Plan

2011
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	72,200	$2.19
Granted	—	$—
Exercised	—	$—		$—
Forfeited	(19,200)	$6.15

Outstanding at December 31, 2011	53,000	$0.76	3.31	$—

Vested and Exercisable at December 31, 2011	14,500	$1.30	2.36	$—

2010
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at beginning of year	38,000	$7.43
Granted	66,000	$0.38
Exercised	—	$—		$—
Forfeited	(31,800)	$1.15

Outstanding at December 31, 2010	72,200	$2.19	3.42	$—

Vested and Exercisable at December 31, 2010	13,900	$6.34	0.58	$—

Activity in the Company's Restricted Stock Purchase Plan

	2011		2010
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Non-vested at Beginning of Year	12,000	$1.33	9,000	$8.71
Granted	—	—	10,000	0.35
Vested	—	—	—	—
Forfeited	(2,000)	6.23	(7,000)	8.98

Non-vested at End of Year	10,000	$0.35	12,000	$1.33